Subsidiaries of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiaries of the Company
Schedule of list of subsidiaries and the company's shareholding percentage in such subsidiaries

A list of subsidiaries and the Company’s shareholding percentage in such subsidiaries as of December 31, 2020, 2019 and 2018 are presented below:

	Shareholding percentage in subsidiaries
		December 31,
Name	Country	2020	2019	2018
Bachoco, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	México	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	México	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	México	64.00	64.00	64.00
Aviser, S.A. de C.V.	México	99.99	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	México	99.99	99.99	99.99
Secba, S.A. de C.V.	México	99.99	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	México	99.99	99.99	99.99
Sepetec, S.A. de C.V.	México	99.99	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	100.00
Proveedora La Perla S.A. de C.V.	México	100.00	100.00	100.00
Sonora Agropecuaria, S.A. de C.V.	México	54.80	—	—